Segment and geographic information (Details) - Schedule of long-lived assets, net of accumulated depreciation and amortization - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Segment and geographic information (Details) - Schedule of long-lived assets, net of accumulated depreciation and amortization [Line Items]
Total		$ 4,095	$ 4,024
United States [Member]
Segment and geographic information (Details) - Schedule of long-lived assets, net of accumulated depreciation and amortization [Line Items]
Total		712	885
Russia [Member]
Segment and geographic information (Details) - Schedule of long-lived assets, net of accumulated depreciation and amortization [Line Items]
Total		1,023	1,386
Ukraine [Member]
Segment and geographic information (Details) - Schedule of long-lived assets, net of accumulated depreciation and amortization [Line Items]
Total	[1]	1,340	773
Poland [Member]
Segment and geographic information (Details) - Schedule of long-lived assets, net of accumulated depreciation and amortization [Line Items]
Total		528	577
Serbia [Member]
Segment and geographic information (Details) - Schedule of long-lived assets, net of accumulated depreciation and amortization [Line Items]
Total		$ 492	$ 403

[1]	Includes Daxx